Note 6 - Convertible Debt and Derivative Liability (Details Textual)	Oct. 26, 2018 USD ($) shares	Oct. 03, 2018 USD ($) $ / shares shares	Oct. 04, 2016 shares	Sep. 30, 2018 USD ($) yr $ / shares	Sep. 28, 2018 USD ($)	Dec. 31, 2017 $ / shares
Stock Issued During Period, Shares, New Issues | shares			400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				609.38		$ 609.38
Warrants in Connection with Convertible Promissory Note [Member]
Class of Warrant or Right, Fair Value per Warrant | $ / shares				$ 0.5361
Warrants and Rights Outstanding | $				$ 574,631
Warrants in Connection with Convertible Promissory Note [Member] | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.0294
Warrants in Connection with Convertible Promissory Note [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr				5
Warrants in Connection with Convertible Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				0.59
Subsequent Event [Member] | Warrants in Connection with Convertible Promissory Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	1,336,805	1,071,776
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.155
Warrants and Rights Outstanding, Term		5 years
Subsequent Event [Member] | Inducement Common Stock Issued in Connection with Convertible Promissory Notes [Member]
Stock Issued During Period, Shares, New Issues | shares		650,000
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member]
Debt Instrument, Face Amount | $					$ 2,297,727.50
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount | $	$ 2,865,909
Proceeds from Notes Payable, Net | $		$ 1,815,000
Proceeds from Notes Payable, Total | $	$ 500,000	$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Term		1 year
Debt Instrument, Convertible, Conversion Price, Percentage of Lowers Volume-weighted Average Price of Common Stock		70.00%
Conversion Shares, Sum of Number of Conversion Shares Plus Inducement Shares | shares		2,678,328
Securities Purchase Agreements [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1